Property and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net	Property and equipment, net, consist of the following:
	June 30, 2023	December 31, 2022

Computer equipment	$379,909	$380,055
Office equipment, fixtures and furniture	61,704,888	2,033,617
Capitalized development cost and software acquired	46,132,443	10,886,033
Automobiles	180,079	189,325
Buildings	4,484,933	4,715,189
Subtotal	112,882,252	18,204,219
Less: accumulated depreciation and amortization	(11,771,664)	(7,207,577)
Total	$101,110,588	$10,996,642

Schedule of Amortization of Capitalized Development Cost	The estimated amortization of capitalized development cost is as follows:
Twelve months ending June 30,	Estimated amortization expense
2024	$1,612,226
2025	1,254,872
2026	792,856
2027	386,103
2028	152,971
Thereafter	17,096
Total	$4,216,124